Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
Warrants

5.      Warrants

As of March 31, 2024, all warrants described below remained outstanding and unexercised.

Public Warrants

In connection with Graf’s initial public offering (“IPO”), 3,432,286 warrants were issued to Graf’s investors (“Public Warrants”). The Public Warrants, which entitle the registered holder to purchase one share of the Company’s common stock, have an exercise price of $11.50 per warrant, became exercisable 30 days after the completion of the Business Combination, and are set to expire five years from the completion of the Business Combination, or earlier upon redemption. The Public Warrants may be called for redemption at the sole discretion of the Company if the Company’s stock price equals or exceeds $18.00 per share and other certain conditions are met. The Public Warrants are equity classified due to terms indexed to the Company’s own stock and the satisfaction of other equity classification criteria.

Private Warrants

Concurrently with Graf’s IPO, Graf issued 4,721,533 warrants to Graf Acquisition Partners IV LLC (“Private Warrants”). The terms of the Private Warrants are identical to the Public Warrants with an exercise price of $11.50 per warrant, except that they are subject to certain transfer and sale restrictions and are not optionally redeemable so long as they are held by the initial purchasers or their permitted transferees. Additionally, the Private Warrants are exercisable on a cashless basis. If the Private Warrants are held by a party other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. The Private Warrants are liability classified due to terms not indexed to the Company’s own stock. As described in Note 8, Related Party Transactions, the Private Warrants are a related party financial instrument. Private Warrants are classified to non-current liabilities because their term ends beyond one year from the latest unaudited condensed consolidated balance sheet date.

SPA Warrants

Together with the issuance of the Senior Convertible Notes described in Note 6, Convertible Notes, 1,000,000 warrants were issued to NKMAX at an exercise price of $11.50 per warrant (“SPA Warrants”). The terms of the SPA Warrants are identical to the terms of the Public Warrants with redemption at the sole discretion of the Company if the Company’s stock price equals or exceeds $18.00 per share and other certain conditions are met. The SPA Warrants are equity classified due to terms indexed to the Company’s own stock and the satisfaction of other equity classification criteria, including redemption in the Company’s control if the Company’s stock price equals or exceeds $18.00 per share. As described in Note 8, Related Party Transactions, the SPA Warrants are a related party financial instrument.

Working Capital Warrants

Prior to the Closing, Graf executed drawdowns upon a working capital loan facility. Upon Closing, the $0.8 million balance of the working capital loan facility was settled through the issuance of 523,140 warrants (“Working Capital Warrants”). The terms of the Working Capital Warrants are identical to the terms of the Private Warrants with an exercise price of $11.50 per warrant. The Working Capital Warrants are liability classified due to terms not indexed to the Company’s own stock. As described in Note 8, Related Party Transactions, the Working Capital Warrants are a related party financial instrument. Working Capital Warrants are classified to non-current liabilities because their term ends beyond one year from the latest unaudited condensed consolidated balance sheet date.

PIPE Warrants

Prior to the Closing, the Company entered into warrant subscription agreements (the “Warrant Subscription Agreements”) with certain investors (“Warrant Investors”), which closed on September 29, 2023. Pursuant to the Warrant Subscription Agreements, the Warrant Investors purchased an aggregate of 10,209,994 warrants, at a purchase price of $1.00 per warrant (“PIPE Warrants”) for total proceeds of $10.2 million. The PIPE Warrants are exercisable for cash (or by “cashless” exercise under certain circumstances) during the five-year period beginning on the Closing. One-third of the PIPE Warrants are exercisable initially at $10.00 per warrant, one-third of the PIPE Warrants are exercisable initially at $12.50 per warrant, and one-third of the PIPE Warrants are exercisable initially at $15.00 per warrant. The initial exercise prices of each tranche are subject to adjustment every 180 days after the Closing based upon declines in trading prices of the Company’s common stock, as well as antidilutive adjustments for stock splits, stock dividends, and the like. In addition, the PIPE Warrants contain a downside protection provision, pursuant to which the Warrant Investors may demand a cashless exchange of certain PIPE Warrants and, to the extent the relevant reference price is less than $1.50 per share, a cash payment calculated as the difference between $1.50 per share and the then-current exercise price multiplied by the applicable number of warrant shares shall be paid to the Warrant Investors. The PIPE Warrants are liability classified due to terms not indexed to the Company’s own stock and their cash settlement provisions. PIPE Warrants are classified to non-current liabilities because their term ends beyond one year from the latest unaudited condensed consolidated balance sheet date.

PIPE Warrant Amendment

On February 9, 2024, the Company amended their Warrant Subscription Agreement with a Warrant Investor (“PIPE Warrant Amendment”) to, among other things, grant the Warrant Investor, (i) the right to exchange each PIPE Warrant for a newly registered share, effectively waiving the original strike price, (ii) a “Most Favored Nation” status with respect to warrant restructuring such that they may amend the terms upon the Company executing a similar transaction with more favorable terms for so long as any subscription warrants remain outstanding, and (iii) certain registration rights. In exchange, the Company received an upfront cash payment of $0.3 million and the right to receive a second cash payment of up to $0.3 million based on the trailing 5-day VWAP following the effective registration of the shares (“Deferred Payment”). The Deferred Payment is reflected within the fair value of the PIPE Warrant derivative liabilities under ASC 815, Derivatives and Hedging. All other terms and conditions remained unchanged.

PIPE Warrant Amendment
Cash proceeds	$250
Reduction in PIPE Warrant derivative liability	429
Gain on amendment of PIPE warrant agreement	$679

The reduction in the PIPE Warrant derivative liability was primarily attributable to the removal of the downside protection feature as well as the recognition of the Deferred Payment.

Convertible Bridge Loan Warrants

Together with the issuance of the Convertible Bridge Loans described in Note 6, Convertible Notes, 1,250,000 warrants were issued to lenders (“Convertible Bridge Loan Warrants”). The Convertible Bridge Loan Warrants, which entitle the registered holder to purchase one share of the Company’s common stock, have an exercise price of $1.50 to $2.00 per warrant, became exercisable on the date of the issuance of the warrant, and are set to expire five years from issuance or earlier upon redemption. Additionally, the Convertible Bridge Loan Warrants are exercisable on a cashless basis if mutually agreed upon with the Company. Some of the warrants also have most favored nation status and reset provisions with respect to new warrant issues and existing warrant restructuring. The Convertible Bridge Loan Warrants are liability classified due to the Company not having a sufficient amount of authorized shares to satisfy the hypothetical conversion of the Convertible Bridge Loans as they do not contain a maximum number of shares that they are convertible into. Such warrants are classified to non-current liabilities because their term ends beyond one year from the latest unaudited condensed consolidated balance sheet date.

Convertible 12% Promissory Note Warrants

Together with the issuance of the Convertible 12% Promissory Notes described in Note 6, Convertible Notes, 660,000 warrants were issued to lenders (“Convertible 12% Promissory Note Warrants”). The terms of the Convertible 12% Promissory Note Warrants are identical to the Convertible Bridge Loan Warrants, as they entitle the registered holder to purchase one share of the Company’s common stock, have an exercise price of $2.00 per warrant, became exercisable on the date of the issuance of the warrant, and are set to expire five years from issuance or earlier upon redemption. The Convertible 12% Promissory Note Warrants are liability classified due to the Company having an insufficient amount of authorized shares to satisfy the hypothetical conversion of the Convertible 12% Promissory Notes as they do not contain a maximum number of shares that they are convertible into. Such warrants are classified to non-current liabilities because their term ends beyond one year from the latest unaudited condensed consolidated balance sheet date.

5. Warrants

As of December 31, 2023, all warrants described below remained outstanding and unexercised.

Public Warrants

In connection with Graf’s initial public offering (“IPO”), 3,432,286 warrants were issued to Graf’s investors (“Public Warrants”). The Public Warrants, which entitle the registered holder to purchase one share of the Company’s common stock, have an exercise price of $11.50 per warrant, became exercisable 30 days after the completion of the Business Combination, and are set to expire five years from the completion of the Business Combination, or earlier upon redemption. The Public Warrants may be called for redemption at the sole discretion of the Company if the Company’s stock price equals or exceeds $18.00 per share and other certain conditions are met. The Public Warrants are equity classified due to terms indexed to the Company’s own stock and the satisfaction of other equity classification criteria.

Private Warrants

Concurrently with Graf’s IPO, Graf issued 4,721,533 warrants to Graf Acquisition Partners IV LLC (“Private Warrants”). The terms of the Private Warrants are identical to the Public Warrants with an exercise price of $11.50 per warrant, except that they are subject to certain transfer and sale restrictions and are not optionally redeemable so long as they are held by the initial purchasers or their permitted transferees. Additionally, the Private Warrants are exercisable on a cashless basis. If the Private Warrants are held by a party other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. The Private Warrants are liability classified due to terms not indexed to the Company’s own stock. As described in Note 8, Related Party Transactions, the Private Warrants are a related party financial instrument. Private Warrants are classified to non-current liabilities because their term ends beyond one year from the latest consolidated balance sheet date.

SPA Warrants

Together with the issuance of the Senior Convertible Notes described in Note 6, Convertible Notes, 1,000,000 warrants were issued to NKMAX at an exercise price of $11.50 per warrant (“SPA Warrants”). The terms of the SPA Warrants are identical to the terms of the Public Warrants with redemption at the sole discretion of the Company if the Company’s stock price equals or exceeds $18.00 per share and other certain conditions are met. The SPA Warrants are equity classified due to terms indexed to the Company’s own stock and the satisfaction of other equity classification criteria, including redemption in the Company’s control if the Company’s stock price equals or exceeds $18.00 per share. As described in Note 8, Related Party Transactions, the SPA Warrants are a related party financial instrument.

Working Capital Warrants

Prior to the Closing, Graf executed drawdowns upon a working capital loan facility. Upon Closing, the $0.8 million balance of the working capital loan facility was settled through the issuance of 523,140 warrants (“Working Capital Warrants”). The terms of the Working Capital Warrants are identical to the terms of the Private Warrants with an exercise price of $11.50 per warrant. The Working Capital Warrants are liability classified due to terms not indexed to the Company’s own stock. As described in Note 8, Related Party Transactions, the Working Capital Warrants are a related party financial instrument. Working Capital Warrants are classified to non-current liabilities because their term ends beyond one year from the latest consolidated balance sheet date.

PIPE Warrants

Prior to the Closing, the Company entered into warrant subscription agreements (the “Warrant Subscription Agreements”) with certain investors (“Warrant Investors”), which closed on September 29, 2023. Pursuant to the Warrant Subscription Agreements, the Warrant Investors purchased an aggregate of 10,209,994 warrants, at a purchase price of $1.00 per warrant (“PIPE Warrants”) for total proceeds of $10.2 million. The PIPE Warrants are exercisable for cash (or by “cashless” exercise under certain circumstances) during the five-year period beginning on the Closing. One-third of the PIPE Warrants are exercisable initially at $10.00 per warrant, one-third of the PIPE Warrants are exercisable initially at $12.50 per warrant, and one-third of the PIPE Warrants are exercisable initially at $15.00 per warrant. The initial exercise prices of each tranche are subject to adjustment every 180 days after the Closing based upon declines in trading prices of the Company’s common stock, as well as antidilution adjustments for stock splits, stock dividends, and the like. In addition, the PIPE Warrants contain a downside protection provision, pursuant to which the Warrant Investors may demand a cashless exchange of certain PIPE Warrants and, to the extent the relevant reference price is less than $1.50 per share, a cash payment calculated as the difference between $1.50 per share and the then-current exercise price multiplied by the applicable number of warrant shares shall be paid to the Warrant Investors. The PIPE Warrants are liability classified due to terms not indexed to the Company’s own stock and their cash settlement provisions.

PIPE Warrants are classified to non-current liabilities because their term ends beyond one year from the latest consolidated balance sheet date.